Nature of the business	6 Months Ended
Jun. 30, 2022
Nature of the business [Abstract]
Nature of the business
Note 1. - Nature of the business
Atlantica Sustainable Infrastructure plc (“Atlantica” or the “Company”) is a sustainable infrastructure company with a majority of its business in renewable energy assets. Atlantica currently owns, manages and invests in renewable energy, storage, efficient natural gas and heat, electric transmission lines and water assets focused on North America (the United States, Canada and Mexico), South America (Peru, Chile, Colombia and Uruguay) and EMEA (Spain, Italy, Algeria and South Africa).
Atlantica’s shares trade on the NASDAQ Global Select Market under the symbol “AY”.

On January 17, 2022, the Company closed the acquisition of Chile TL4, a 63-mile transmission line and 2 substations in Chile for a total equity investment of $39 million (Note 5). The Company expects to make an expansion of the line no later than in 2023, which would represent an additional investment of approximately $8 million. The asset has fully contracted revenues in US dollars, with inflation escalation and 50-year contract life. The off-takers are several mini-hydro plants that receive contracted or regulated payments.

On April 4, 2022, the Company closed the acquisition of Italy PV 4, a 3.6 MW solar portfolio in Italy for a total equity investment of $3.7 million. The asset has regulated revenues under a feed in tariff until 2031.
During the year 2021, the Company completed the following acquisitions:

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In 2021, the Company closed the acquisition in two stages of the 85% equity interest in Rioglass Solar Holding S.A. (“Rioglass”) that it did not previously own for a total investment of $17.1 million, resulting in a 100% ownership (Note 5). Rioglass is a supplier of spare parts and services in the solar industry and the Company gained control over the asset in January 2021.

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On April 7, 2021, the Company closed the acquisition of Coso, a 135 MW geothermal plant in the United States with 18-year average contract life PPAs in place. The total equity investment was $130 million (Note 5). In addition, on July 15, 2021, the Company repaid $40 million to reduce project debt.

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On May 14, 2021, the Company closed the acquisition of Calgary District Heating, a district heating asset in Canada for a total equity investment of $22.9 million (Note 5). The asset has availability-based revenue with inflation indexation and 20 years of weighted average contract life at the time of the acquisition.

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On June 16, 2021, the Company acquired a 49% interest in Vento II, a 596 MW wind portfolio in the United States, for a total equity investment net of cash consolidated at the transaction date of approximately $180.7 million (Note 7). EDP Renewables owns the remaining 51%. The assets have PPAs with investment grade off-takers with a five-year average remaining contract life at the time of the investment.

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On August 6, 2021, the Company closed the acquisition of Italy PV 1 and Italy PV 2, two solar PV plants in Italy with a combined capacity of 3.7 MW for a total equity investment of $9 million (Note 5). On December 14, 2021, the Company closed the acquisition of Italy PV 3, a 2.5 MW solar PV portfolio in Italy for a total equity investment of $4 million (Note 5). These assets have regulated revenues under a feed in tariff until 2030, 2031 and 2032, respectively.

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On November 25, 2021, the Company closed the acquisition of La Sierpe, a 20 MW solar PV plant in Colombia for a total equity investment of $23.5 million (Note 5). The asset was acquired under a Right of First Offer (“ROFO”) agreement with Liberty GES.

In addition, the Company has currently three assets under construction:

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Albisu, a 10 MW PV asset wholly owned by the Company, currently under construction near the city of Salto (Uruguay). The asset has a 15-year PPA with Montevideo Refrescos, S.R.L, a subsidiary of Coca-Cola Femsa., S.A.B. de C.V. The PPA is denominated in local currency with a maximum and minimum price in U.S. dollars and is adjusted monthly based on a formula referring to U.S. Consumer Price Index (CPI), Uruguay’s CPI and the applicable UYU/U.S. dollar exchange rate.

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La Tolua and Tierra Linda, two solar PV assets in Colombia with a combined capacity of 30 MW. Each plant has a 15-year PPA in local currency indexed to local inflation with Synermin, the largest independent electricity wholesaler in Colombia.

The following table provides an overview of the main contracted concessional assets the Company owned or had an interest in as of June 30, 2022:

Assets	Type	Ownership	Location	Currency(9)	Capacity (Gross)	Counterparty Credit Ratings(10)	COD*	Contract Years Remaining(16)

Solana	Renewable (Solar)	100%	Arizona (USA)	USD	280 MW	BBB+/A3/BBB+	2013	22
Mojave	Renewable (Solar)	100%	California (USA)	USD	280 MW	BB-/ -- /BB	2014	18
Coso	Renewable (Geothermal)	100%	California (USA)	USD	135 MW	Investment Grade(11)	1987-1989	17
Elkhorn Valley	Renewable (Wind)	49%	Oregon (USA)	USD	101 MW	BBB/Baa1/--	2007	6
Prairie Star	Renewable (Wind)	49%	Minnesota (USA)	USD	101 MW	--/A3/A-	2007	6
Twin Groves II	Renewable (Wind)	49%	Illinois (USA)	USD	198 MW	BBB-/Baa2/--	2008	4
Lone Star II	Renewable (Wind)	49%	Texas (USA)	USD	196 MW	Not rated	2008	1
Chile PV 1	Renewable (Solar)	35%(1)	Chile	USD	55 MW	N/A	2016	N/A
Chile PV 2	Renewable (Solar)	35%(1)	Chile	USD	40 MW	Not rated	2017	9
La Sierpe	Renewable (Solar)	100%	Colombia	COP	20 MW	Not rated	2021	14
Palmatir	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(12)	2014	12
Cadonal	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(12)	2014	13
Melowind	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-	2015	14
Mini-Hydro	Renewable (Hydraulic)	100%	Peru	USD	4 MW	BBB/Baa1/BBB	2012	11
Solaben 2 & 3	Renewable (Solar)	70%(2)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	16/16
Solacor 1 & 2	Renewable (Solar)	87%(3)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	15/15
PS10 & PS20	Renewable (Solar)	100%	Spain	Euro	31 MW	A/Baa1/A-	2007&2009	10/12
Helioenergy 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2011	15/15
Helios 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2012	15/16
Solnova 1, 3 & 4	Renewable (Solar)	100%	Spain	Euro	3x50 MW	A/Baa1/A-	2010	13/13/14
Solaben 1 & 6	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2013	17/17
Seville PV	Renewable (Solar)	80%(4)	Spain	Euro	1 MW	A/Baa1/A-	2006	14
Italy PV 1	Renewable (Solar)	100%	Italy	Euro	1.6 MW	BBB/Baa3/BBB	2010	9
Italy PV 2	Renewable (Solar)	100%	Italy	Euro	2.1 MW	BBB/Baa3/BBB	2011	9
Italy PV 3	Renewable (Solar)	100%	Italy	Euro	2.5 MW	BBB/Baa3/BBB	2012	10
Italy PV 4	Renewable (Solar)	100%	Italy	Euro	3.6 MW	BBB/Baa3/BBB	2011	9
Kaxu	Renewable (Solar)	51%(5)	South Africa	Rand	100 MW	BB-/Ba2/BB-(13)	2015	13
Calgary	Efficient natural gas &heat	100%	Canada	CAD	55 MWt	~41% A+ or higher(14)	2010	19
ACT	Efficient natural gas & heat	100%	Mexico	USD	300 MW	BBB/ Ba3/BB-	2013	11
Monterrey	Efficient natural gas &heat	30%	Mexico	USD	142 MW	Not rated	2018	24
ATN (15)	Transmission line	100%	Peru	USD	379 miles	BBB/Baa1/BBB	2011	19
ATS	Transmission line	100%	Peru	USD	569 miles	BBB/Baa1/BBB	2014	22
ATN 2	Transmission line	100%	Peru	USD	81 miles	Not rated	2015	11
Quadra 1 & 2	Transmission line	100%	Chile	USD	49 miles/32 miles	Not rated	2014	13/13
Palmucho	Transmission line	100%	Chile	USD	6 miles	BBB/ -- /A-	2007	16
Chile TL3	Transmission line	100%	Chile	USD	50 miles	A/A1/A-	1993	Regulated
Chile TL4	Transmission line	100%	Chile	USD	63 miles	Not rated	2016	50
Skikda	Water	34.2%(6)	Algeria	USD	3.5 M ft3/day	Not rated	2009	12
Honaine	Water	25.5%(7)	Algeria	USD	7 M ft3/day	Not rated	2012	16
Tenes	Water	51%(8)	Algeria	USD	7 M ft3/day	Not rated	2015	18

(1)	65% of the shares in Chile PV 1 and Chile PV 2 are indirectly held by financial partners through the renewable energy platform of the Company in Chile.
(2)	Itochu Corporation holds 30% of the shares in each of Solaben 2 and Solaben 3.
(3)	JGC holds 13% of the shares in each of Solacor 1 and Solacor 2.
(4)	Instituto para la Diversificación y Ahorro de la Energía (“Idae”) holds 20% of the shares in Seville PV.
(5)	Kaxu is owned by the Company (51%), Industrial Development Corporation of South Africa (29%) and Kaxu Community Trust (20%).
(6)	Algerian Energy Company, SPA owns 49% of Skikda and Sacyr Agua, S.L. owns the remaining 16.8%.
(7)	Algerian Energy Company, SPA owns 49% of Honaine and Sacyr Agua, S.L. owns the remaining 25.5%.
(8)	Algerian Energy Company, SPA owns 49% of Tenes.
(9)	Certain contracts denominated in U.S. dollars are payable in local currency.
(10)	Reflects the counterparty’s credit ratings issued by Standard & Poor’s Ratings Services, or S&P, Moody’s Investors Service Inc., or Moody’s, and Fitch Ratings Ltd, or Fitch.
(11)
Refers to the credit rating of two Community Choice Aggregators: Silicon Valley Clean Energy and Monterrey Bar Community Power, both with A Rating from S&P and Southern California Public Power Authority. The third off-taker is not rated.

(12)	Refers to the credit rating of Uruguay, as UTE (Administración Nacional de Usinas y Transmisoras Eléctricas) is unrated.
(13)	Refers to the credit rating of the Republic of South Africa. The off-taker is Eskom, which is a state-owned utility company in South Africa.
(14)	Refers to the credit rating of a diversified mix of 22 high credit quality clients (~41% A+ rating or higher, the rest is unrated).
(15)	Including ATN Expansion 1 & 2.
(16)	As of December 31, 2021. Monterrey includes a 7.5-year PPA extension signed in May 2022.
(*)	Commercial Operation Date.

The project financing arrangement for Kaxu contained a cross-default provision related to Abengoa S.A.’s insolvency filing. In September 2021, the Company obtained a waiver for such cross-default which became effective on March 31, 2022, following the transfer of the employees performing the O&M in Kaxu from an Abengoa subsidiary to an Atlantica subsidiary and other conditions. As a result, as of March 31, 2022, the Company had again an unconditional right to defer the settlement of the debt for at least twelve months, and therefore the debt previously presented as current (as of December 31, 2021) had been reclassified as non-current at that date in accordance with the financing agreements in these Consolidated Condensed Interim Financial Statements (Note 15).

As expected, the Administration in Spain has recently approved measures to adjust the regulated revenue component for renewable energy plants, following the increase since mid-2021 in the billings of these plants for the sale of electricity in the market. On March 30, 2022, the Royal Decree Law 6/2022 was published, adopting urgent measures in response to the economic and social consequences of the war in Ukraine. This Royal Decree Law contains a bundle of measures in diverse fields, including those targeted at containing the sharp rise in the prices of gas and electricity. It includes temporary changes to the detailed regulated components of revenue received by the solar assets of the Company in Spain, which are applicable from January 1, 2022.

The proposed parameters for the year 2022 were published on May 12, 2022, and, although they are still subject to comments, the Company does not expect any significant changes. As a result, the Company has recorded its revenue for the first half of 2022 following these new parameters. In addition, on May 14, 2022, the Royal Decree Law 10/2022 was published, including additional details on the changes to the regulated components of revenue.

The changes to the detailed regulated components of revenue received by the solar assets of the Company in Spain are as follows:

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The statutory half-period of three years from 2020 to 2022 has been split into two statutory half-periods (1) from January 1, 2020 until December 31, 2021 and (2) calendar year 2022. As a result, the fixed monthly payment based on installed capacity (Remuneration on Investment or Rinv) for calendar year 2022 is being revised.

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The market price assumed by the regulation for calendar year 2022 was changed from €48.82 per MWh to an expected price of €121.9 per MWh. As a result,  the variable payment based on net electricity produced (Remuneration on operation or Ro) is also being adjusted. The proposed Ro for the year 2022 is zero €/MWh reflecting the fact that market prices for the power sold in the market are significantly higher.

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For the three-year half period starting on January 1, 2023, and ending on December 31, 2025, the adjustment for electricity price deviations in the preceding statutory half period will be progressively modified to take into account a mix of actual market prices and future market prices.